CAPITAL DISCLOSURES AND FINANCIAL RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Denominated percentages of expenses	97.00%	98.00%	93.00%
Private Placement [member]
Statement [Line Items]
Amount of issuance of share capital	$ 9,387,975
Issuance of share capital	$ 701,067
Common shares issued	3,742,445